Income Tax (Deferred Tax Assets/Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Apr. 30, 2011
Components of Deferred Tax Assets and Liabilities [Abstract]
Excess tax basis over book basis of property, plant, and equipment	$ 7,496	$ 8,001	$ 6,011
Deferred Tax Assets, Marketable securities	661	62
Operating loss carryforwards	36,367	37,635	26,772
Capital loss carryforwards	5,474	2,630	2,645
Other	1,541	3,219	2,023
Unrealized foreign exchange on loans	79	217	676
Deferred Tax Assets, Gross, Total	51,618	51,764	38,127
Valuation allowance for future tax assets	(43,955)	(41,817)	(29,291)	(6,086)
Deferred Tax Assets, Net	7,663	9,947	8,836
Deferred Tax Liabilities, Marketable securities			14,092
Other investments	7,181	24,839	29,784
Amayapampa disposal consideration	482	482	482
Deferred Income Tax Liabilities, Gross	7,663	25,321	44,358
Total Deferred Taxes		$ (15,374)	$ (35,522)